UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: March 31, 2009

Check here if Amendment [  ]: Amendment number:

This Amendment (Check only one):     [  ]  is a restatement
				     [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Verition Fund Management, LLC
Address:	One American Lane
		Greenwich, CT 06831

13F File Number:  28-13309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, list and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:   Ted Hagan
Title:  Chief Financial Officer
Phone:  203-742-7740


Signature, Place, and Date of Signing:

Ted Hagan		Greenwich, CT		05/01/2009


Report Type (Check only one):

                            [X] 13F HOLDING REPORT.
                            [ ] 13F NOTICE.
                            [ ] 13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 68
Form 13F Information Table Value Total: $35,673

List of Other Included Managers:

NONE

                                                               VALUE   SHRS OR SH/ PUT/ INVSTMT OTHR   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS       CUSIP      (x1000) PRN AMT PRN CALL DSCRETN MGRS SOLE    SHARED OTHER
----------------------------   -------------------  ---------  ------  ------- --- ---- ------- ---- ------- ------ -----
ADOBE SYS INC                  COM                  00724F101  212     9888    SH       SOLE         9888    0      0
ADVANCED ENERGY INDS           COM                  007973100  179     23814   SH       SOLE         23814   0      0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS       02364W105  201     7434    SH       SOLE         7434    0      0
AMGEN INC                      COM                  031162100  240     4848    SH       SOLE         4848    0      0
AMKOR TECHNOLOGY INC           COM                  031652100  1401    522800  SH       SOLE         522800  0      0
ANALOG DEVICES INC             COM                  032654105  301     15623   SH       SOLE         15623   0      0
APOGENT TECHNOLOGIES INC       DBCV          12/1   03760AAK7  3831    3000000 PRN      SOLE         3000000 0      0
APPLIED MATLS INC              COM                  038222105  136     200000  SH  CALL SOLE         200000  0      0
ASTEC INDS INC                 COM                  046224101  245     9341    SH       SOLE         9341    0      0
ATLAS ENERGY RESOURCES LLC     COM                  049303100  158     15000   SH       SOLE         15000   0      0
AUTOMATIC DATA PROCESSINGIN    COM                  053015103  334     9506    SH       SOLE         9506    0      0
BALL CORP                      COM                  058498106  251     5792    SH       SOLE         5792    0      0
BOB EVANS FARMS INC            COM                  096761101  256     11429   SH       SOLE         11429   0      0
BROOKS AUTOMATION INC          COM                  114340102  350     75850   SH       SOLE         75850   0      0
BUCKLE INC                     COM                  118440106  275     8620    SH       SOLE         8620    0      0
C H ROBINSON WORLDWIDE INC     COM NEW              12541W209  270     5925    SH       SOLE         5925    0      0
CALIFORNIA WTR SVC GROUP       COM                  130788102  271     6476    SH       SOLE         6476    0      0
CEPHALON INC                   NOTE           6/1   156708AL3  1248    1000000 PRN      SOLE         1000000 0      0
CITRIX SYS INC                 COM                  177376100  214     9472    SH       SOLE         9472    0      0
COMPASS MINERALS INTL INC      COM                  20451N101  259     4603    SH       SOLE         4603    0      0
COMPUTER PROGRAMS & SYS INC    COM                  205306103  265     7959    SH       SOLE         7959    0      0
CRACKER BARREL OLD CTRY STOR   COM                  22410J106  261     9099    SH       SOLE         9099    0      0
DONALDSON INC                  COM                  257651109  292     10896   SH       SOLE         10896   0      0
ENTEGRIS INC                   COM                  29362U104  667     775100  SH       SOLE         775100  0      0
FORMFACTOR INC                 COM                  346375108  575     31889   SH       SOLE         31889   0      0
HECKMANN CORP                  *W EXP 11/09/201     422680116  395     520000  SH       SOLE         520000  0      0
HESS CORP                      COM                  42809H107  321     5918    SH       SOLE         5918    0      0
HONEYWELL INTL INC             COM                  438516106  297     10655   SH       SOLE         10655   0      0
HOSPIRA INC                    COM                  441060100  256     8303    SH       SOLE         8303    0      0
IBERIABANK CORP                COM                  450828108  243     5298    SH       SOLE         5298    0      0
ILLUMINA INC                   NOTE   0.625% 2/1    452327AB5  3479    2000000 PRN      SOLE         2000000 0      0
J2 GLOBAL COMMUNICATIONS INC   COM NEW              46626E205  270     12328   SH       SOLE         12328   0      0
JOHNSON & JOHNSON              COM                  478160104  201     3812    SH       SOLE         3812    0      0
KLA-TENCOR CORP                COM                  482480100  218     10875   SH       SOLE         10875   0      0
LAM RESEARCH CORP              COM                  512807108  209     9193    SH       SOLE         9193    0      0
LINEAR TECHNOLOGY CORP         COM                  535678106  210     9155    SH       SOLE         9155    0      0
MATTSON TECHNOLOGY INC         COM                  577223100  897     1068376 SH       SOLE         1068376 0      0
MCKESSON CORP                  COM                  58155Q103  269     7691    SH       SOLE         7691    0      0
MICRON TECHNOLOGY INC          COM                  595112103  1604    395000  SH       SOLE         395000  0      0
MONRO MUFFLER BRAKE INC        COM                  610236101  251     9169    SH       SOLE         9169    0      0
MORGAN STANLEY                 COM NEW              617446448  229     10075   SH       SOLE         10075   0      0
MOSAIC CO                      COM                  61945A107  384     9139    SH       SOLE         9139    0      0
NASDAQ OMX GROUP INC           COM                  631103108  281     14358   SH       SOLE         14358   0      0
NATIONAL OILWELL VARCO INC     COM                  637071101  245     8544    SH       SOLE         8544    0      0
NEOGEN CORP                    COM                  640491106  269     12321   SH       SOLE         12321   0      0
NEWMARKET CORP                 COM                  651587107  248     5601    SH       SOLE         5601    0      0
NICOR INC                      COM                  654086107  354     10655   SH       SOLE         10655   0      0
NORTHERN TR CORP               COM                  665859104  357     5973    SH       SOLE         5973    0      0
OCCIDENTAL PETE CORP DEL       COM                  674599105  303     5447    SH       SOLE         5447    0      0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR        71654V408  372     12213   SH       SOLE         12213   0      0
PIEDMONT NAT GAS INC           COM                  720186105  253     9771    SH       SOLE         9771    0      0
PINNACLE FINL PARTNERS INC     COM                  72346Q104  235     9914    SH       SOLE         9914    0      0
PROLOGIS                       NOTE   2.625% 5/1    743410AS1  522     1000000 PRN      SOLE         1000000 0      0
PROSHARES TR                   PSHS ULTSHT FINL     74347R628  294     3000    SH       SOLE         3000    0      0
SEMPRA ENERGY                  COM                  816851109  214     4637    SH       SOLE         4637    0      0
SMITH INTL INC                 COM                  832110100  316     14728   SH       SOLE         14728   0      0
SOUTHWESTERN ENERGY CO         COM                  845467109  225     7581    SH       SOLE         7581    0      0
SPDR TR                        UNIT SER 1           78462F103  1095    13779   SH       SOLE         13779   0      0
SYBASE INC                     NOTE     1.750% 2/2  871130AB6  3133    2500000 PRN      SOLE         2500000 0      0
TERADYNE INC                   COM                  880770102  657     150000  SH       SOLE         150000  0      0
TIFFANY & CO NEW               COM                  886547108  229     10637   SH       SOLE         10637   0      0
TRANSOCEAN LTD                 SHS                  H8817H100  537     9126    SH       SOLE         9126    0      0
UNITED STATES STL CORP NEW     COM                  912909108  242     11442   SH       SOLE         11442   0      0
UNITEDHEALTH GROUP INC         COM                  91324P102  222     10610   SH       SOLE         10610   0      0
VARIAN SEMICONDUCTOR EQUIPMN   COM                  922207105  592     27312   SH       SOLE         27312   0      0
VERIGY LTD                     CALL                 Y93691906  1485    180000  SH       SOLE         180000  0      0
VISHAY INTERTECHNOLOGY INC     COM                  928298108  302     86900   SH       SOLE         86900   0      0
WARNACO GROUP INC              COM NEW              934390402  266     11066   SH       SOLE         11066   0      0